12 Months Ended
Mar. 01, 2015
Supplement dated July 1, 2015

to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2015
As of July 1, 2015, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective July 1, 2015, the Fund compares its performance to that of the Citi One-Month U.S. Treasury Bill Index (the New Index). Prior to this date, the Fund compared its performance to that of the Citi Three-Month U.S. Treasury Bill Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	06/15/2006
returns before taxes		1.05%	-0.86%	0.90%
returns after taxes on distributions		1.05%	-0.93%	0.45%
returns after taxes on distributions and sale of Fund shares		0.59%	-0.61%	0.63%
Class B return before taxes	06/15/2006	-1.51%	-1.40%	0.54%
Class C return before taxes	06/15/2006	2.50%	-0.99%	0.54%
Class I return before taxes	06/15/2006	4.64%	0.21%	1.72%
Class R4 return before taxes	03/19/2013	4.44%	-0.15%	1.32%
Class R5 return before taxes	06/25/2014	4.39%	-0.22%	1.29%
Class W return before taxes	12/01/2006	4.12%	-0.31%	1.21%
Class Y return before taxes	02/28/2013	4.64%	-0.09%	1.36%
Class Z return before taxes	09/27/2010	4.55%	0.06%	1.42%
Citi One-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.02%	0.06%	1.02%*
Citi Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.03%	0.07%	1.11%*

*Since June 30, 2006
The rest of the section remains the same.